Summary of Significant Accounting Policies - Property, equipment and software and intangible assets (Details)	6 Months Ended
Jun. 30, 2022
Non-competed agreements
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets (in years)	6 years
Trademarks
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets (in years)	10 years
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, equipment and software (in years)	20 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, equipment and software (in years)	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, equipment and software (in years)	3 years
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, equipment and software (in years)	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, equipment and software (in years)	5 years
Motor vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, equipment and software (in years)	3 years
Motor vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, equipment and software (in years)	4 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, equipment and software (in years)	2 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, equipment and software (in years)	10 years